Net Loss Per Share - Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net loss	$ (4,166)	$ (4,879)	$ (1,504)	$ (13,446)	$ 18,961
Basic shares:
Weighted-average common stock outstanding - basic and diluted	79,743	65,006
Net loss per share:
Basic and diluted	$ (0.05)	$ (0.08)